SHAREHOLDERS' EQUITY - Free share awards (Details) - Free share awards - EUR (€) € in Thousands	May 02, 2023	Mar. 29, 2023	Nov. 08, 2022	Sep. 28, 2022	Jun. 30, 2022	Mar. 30, 2022	Sep. 28, 2021	Dec. 31, 2023	Jun. 30, 2021
The 2021 Plan [Member]
Awards available for grant - number (in shares)									200,000
Shares granted							61,500
Awards outstanding								0
2021 Plan, grants to employees
Shares granted							61,500
Shares exercised				57,500
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture							€ 340
2021 Plan, grants to employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)							1 year
2021 Plan, grants to employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)							2 years
2021 Plan, grants to CEO
Shares granted						40,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture						€ 259
2021 Plan, grants to CEO | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)						1 year
2021 Plan, grants to CEO | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)						2 years
The 2022 Plan
Awards available for grant - number (in shares)					600,000
Awards outstanding								273,500
2022 Plan, grants to employees
Shares granted			291,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)					3 years
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture			€ 2,963
Period between date of grant and start of vesting period					6 months
Recognition period of non-cash financial charges			36 months
2022 Plan, grants to CEO
Shares granted		150,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		1 year
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture		€ 1,542
2022 Plan, grants to president
Shares granted	50,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	€ 508
Period between date of grant and start of vesting period	6 months
Recognition period of non-cash financial charges	36 months